Statement Of Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2023		244,783,222
Balance, amount at Dec. 31, 2023	$ (1,714,226)	$ 244,783	$ 74,740,201	$ (76,699,210)
Sale of common stock, net of $11,400 of offering costs, shares		5,300,000
Sale of common stock, net of $11,400 of offering costs, amount	852,179	$ 5,300	846,879	0
Sale of units for cash, shares		825,000
Sale of units for cash, amount	66,000	$ 825	65,175	0
Vesting of restricted stock units, shares		1,500,000
Vesting of restricted stock units, amount	375,000	$ 1,500	373,500	0
Amortization of deferred offering costs	(21,051)	0	(21,051)	0
Net Loss	(2,001,733)	$ 0	0	(2,001,733)
Balance, shares at Dec. 31, 2024		252,408,222
Balance, amount at Dec. 31, 2024	(2,443,831)	$ 252,408	76,004,704	(78,700,943)
Sale of common stock, net of $11,400 of offering costs, shares		800,000
Sale of common stock, net of $11,400 of offering costs, amount	63,308	$ 800	62,508	0
Vesting of restricted stock units, shares		4,725,000
Vesting of restricted stock units, amount	1,120,125	$ 4,725	1,115,400	0
Net Loss	(2,669,348)	$ 0	0	(2,669,348)
Common stock issued for conversion of note payable, shares		757,031
Common stock issued for conversion of note payable, amount	53,295	$ 757	52,538	0
Balance, shares at Dec. 31, 2025		258,690,253
Balance, amount at Dec. 31, 2025	$ (3,876,451)	$ 258,690	$ 77,235,150	$ (81,370,291)